Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 108,579	$ 844,847	$ 844,847
Less: accumulated depreciation	(97,052)	(755,160)	(730,288)
Property and equipment, net	11,527	89,687	114,559
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	9,192	71,522	71,522
Office furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	17,456	135,825	135,825
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	70,673	549,900	549,900
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 11,258	$ 87,600	$ 87,600